Commitments and Contingencies - Equilibrium Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Apr. 15, 2019
Related Party Transaction [Line Items]
Operating lease expense	$ 168,955	$ 70,129
Operating lease right-of-use assets, net	1,307,173	144,127	$ 1,703,000
Assets net	152,645,335	$ 3,701,074
Construction In Progress Related Party Member
Related Party Transaction [Line Items]
Operating lease right-of-use assets, net	58,795,309
Assets net	54,648,634
Equilibrium
Related Party Transaction [Line Items]
Finance lease liability	59,216,485
Operating lease right-of-use assets, net	$ 56,747,769
Membership Interest Purchase and Sale Agreement | Equilibrium | Morehead Farm Llc [Member]
Related Party Transaction [Line Items]
Percent of membership interests acquired	100.00%
Purchase price	$ 125,000,055
Mortgage loan | Equilibrium
Related Party Transaction [Line Items]
Principal balance				$ 3,481,222
Interest rate (as a percent)				8.00%